Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Loss for the year	$ (24,889,069)	$ (28,695,041)	$ (35,131,015)
Adjustments for:
Depreciation	670,977	768,101	641,621
Share-based payments	5,285,813	4,905,812	3,189,808
Impairment of right-of-use asset			75,407
(Gain)/loss on disposal of assets	(1,849)	11,966
Accretion on collaboration, license and settlement agreement provision	63,400	157,994	298,849
Unrealized (gain)/loss on warrants, derivative liability warrants and convertible notes	(17,404,002)	(8,528,255)	3,235,591
Realized loss/(gain) on exercise or conversion of warrants, derivative Liability warrants and convertible notes	1,898,092	(814,083)	1,692,628
Amortization of deferred loss	9,068,689	3,494,501
Legal expenses and underwriters fees from financing activity	1,546,811	1,565,224
Write-down of fixed assets for obsolescence	593,622
Write-down accounts receivable			64,600
Income tax expense/(recovery)	86,692	(524,057)	28,793
Interest expense/(income)	81,108	(358,078)	(56,000)
Cash applied to operating activities before change in non-cash working capital	(22,999,716)	(28,015,916)	(25,959,718)
Net change in non-cash working capital items:
Accounts receivable	(401,963)	253,491	(133,153)
Inventory	(640,605)	(220,822)	(359,908)
Research and development supplies	167,378	504,467	662,201
Prepaid expenses and other assets	(60,122)	(83,015)	(190,474)
Accounts payable and accrued liabilities	(2,016,217)	(704,587)	3,979,669
Payment of amounts due on collaboration, license and settlement agreements	(1,250,000)	(1,250,000)	(2,150,000)
Net change in non-cash working capital	(4,201,529)	(1,500,466)	1,808,335
Income tax and Interest paid and received:
Income tax recovered/(paid)	49,075	(795)	(28,793)
Interest received	39,400	67,735	184,912
Total of income tax, interest paid and received	88,475	66,940	156,119
Net cash applied to operating activities	(27,112,770)	(29,449,442)	(23,995,264)
INVESTING ACTIVITIES
Purchase of property and equipment	(164,081)	(341,767)	(243,501)
Net cash applied to investing activities	(164,081)	(341,767)	(243,501)
FINANCING ACTIVITIES
Proceeds from public offering net of share issuance costs	65,322,100	35,397,547	8,118,030
Proceeds from private placement		5,000,000	11,483,496
Proceeds from exercise of warrants	1,078,623	4,973,035	1,200,400
Proceeds from government assistance	484,918	1,328,338
Proceeds from exercise of options		204
Repayment of 2017 convertible note		(2,897,000)
Repayment of 2019 convertible note		(4,877,225)
Interest payment on 2019 convertible note	(515,952)	(940,451)
Payment of lease obligation	(491,331)	(550,212)	(513,137)
Net cash from financing activities	65,878,358	37,434,236	20,288,789
NET CHANGE IN CASH AND CASH EQUIVALENTS	38,601,507	7,643,027	(3,949,976)
CASH AND CASH EQUIVALENTS
Beginning of the year	12,935,860	5,292,833	9,242,809
End of the year	$ 51,537,367	$ 12,935,860	$ 5,292,833